March 10, 2006

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	The Prudential Discovery Premier Group Variable Contract Account
(File No.811-09799)

Discovery Premier Group Retirement Annuity
(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Small Cap Growth Portfolio, American Century VP Income & Growth, Davis Value Portfolio, Delaware VIP Emerging Market Series, Dreyfus Socially Responsible Growth Fund, Equity Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, AIM V.I. Dynamics Fund, Janus Mid Cap Growth Portfolio, Janus Growth and Income Portfolio, Janus Worldwide Growth Portfolio, MFS Research Bond Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Credit Suisse Mid-Cap Growth Portfolio, Short Term Fund, The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Prudential Value and Jennison 20/20 Focus Portfolios.

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950129-06-002101
	Date of Filing:	03/01/2006

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.	000088718-06-000068
	Date of Filing:	02/28/2006

3.	Filer/Entity:	American Century Variable Portfolios
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0000814680-06-000021
	Date of Filing:	02/27/2006

4.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	000941568
	Accession No.:	0001115688-06-000008
	Date of Filing:	02/28/2006

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0001084060-06-000004
	Date of Filing:	02/28/2006

6.	Filer/entity:	Delaware VIP Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0000814230-06-000002
	Date of Filing:	02/27/2006

7.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-06-000003
	Date of Filing:	02/22/2006

8.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0000837274-06-000006
	Date of Filing:	03/01/2006

9.	Filer/ Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0000906185-06-000004
	Date of Filing:	03/01/2006

10.	Filer/Entity	MFS Variable Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
	Accession No.:	0000912938-06-000228
	Date of Filing:	02/28/2006

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001325358-06-000098
	Date of Filing:	03/01/2006

12.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-06-000006
	Date of Filing:	02/23/2006

13.	Filer/Entity	The Prudential Series Fund, Inc.
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0000940400-06-000176
	Date of Filing:	03/01/2006

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

John M. Ewing
Vice President and Corporate Counsel